Financing receivables - Summary of Loans Receivable Reported within Loans Receivable or Investments in and Advances to Affiliated Companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 1,303,837	¥ 1,143,857
Carried at fair value	[1]	301,766	317,218
Total		1,605,603	1,461,075
Advances to affiliated companies
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 300	¥ 2,104
Carried at fair value
Total		¥ 300	¥ 2,104
Total
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		1,304,137	1,145,961
Carried at fair value	[1]	301,766	317,218
Total		1,605,903	1,463,179
Loans at banks [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 364,976	¥ 324,503
Carried at fair value
Total		¥ 364,976	¥ 324,503
Short-term secured margin loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 377,437	¥ 425,245
Carried at fair value
Total		¥ 377,437	¥ 425,245
Inter-bank money market loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 9,751	¥ 16,995
Carried at fair value
Total		¥ 9,751	¥ 16,995
Corporate loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		551,673	377,114
Carried at fair value	[1]	301,766	317,218
Total		¥ 853,439	¥ 694,332

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.